Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]]
Schedule of Bank Borrowings
	As of December 31,
	2024	2023
Short-term borrowings	375,996,175	527,369,276
Long-term borrowings due within one year	5,266,370	10,863,245
Total bank borrowings, current	381,262,545	538,232,521

	As of December 31,
	2024	2023
Total Long-term bank borrowings	5,266,370	16,129,615
Less: Long-term borrowings due within one year	(5,266,370)	(10,863,245)
Bank borrowings, non-current	-	5,266,370

Schedule of Maturities of Long-Term Bank Borrowings	The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2024 are summarized as follows:
RMB
2025	5,266,370